Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In accordance with Item 402(x)of Regulation S-K, we are providing information regarding our practices related to the grant of stock options, stock appreciation rights, or similar option-like instruments close in time to the release of material non-public information. It is not our policy to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our board of directors or Compensation Committee has historically granted such awards on a predetermined annual schedule, which includes annual equity awards granted in January of each year. Equity grants may also be made on other dates in connection with new hires, promotions, or similar events.

The grant date of SARs to John Shannon and Kevin McCulloch was scheduled in connection with the promotions of Messrs. Shannon and McCulloch effective August 1, 2024, respectively, but occurred within four business days before we filed a Current Report on Form 8-K reporting the promotion of Mr. McCulloch on August 2, 2024. In accordance with the requirements of the SEC, the following table discloses additional information with respect to the stock appreciation rights that we awarded to Messrs. Shannon and McCulloch on August 1, 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material, Nonpublic Information and the Trading Day Beginning Immediately following the Disclosure of Material, Nonpublic Information (%)(2)

(a)	(b)	(c)	(d)	(e)	(f)
John Shannon	8/1/2024	300,000	2.43	$309,037	(8.23)
Kevin McCulloch	8/1/2024	200,000	2.43	$206,024	(8.23)

(1)    The amount reported in this column reflects the grant date fair value of the stock appreciation right as determined under the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements in accordance with ASC 718. For a discussion of the assumptions and methodologies used to value the award, please see the discussion of option awards contained in the notes to the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2024, filed with the SEC on March 6, 2025.
(2) Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (a closing price of $2.43 on August 1, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information (a closing price of $2.23 on August 5, 2024). We have assumed for purposes of this table that the Form 8-K filed with the SEC within four business days after the grants as including material nonpublic information for purposes of this table.
Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, our board of directors or Compensation Committee has historically granted such awards on a predetermined annual schedule, which includes annual equity awards granted in January of each year. Equity grants may also be made on other dates in connection with new hires, promotions, or similar events.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is not our policy to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, our board of directors or Compensation Committee has historically granted such awards on a predetermined annual schedule, which includes annual equity awards granted in January of each year. Equity grants may also be made on other dates in connection with new hires, promotions, or similar events.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material, Nonpublic Information and the Trading Day Beginning Immediately following the Disclosure of Material, Nonpublic Information (%)(2)

(a)	(b)	(c)	(d)	(e)	(f)
John Shannon	8/1/2024	300,000	2.43	$309,037	(8.23)
Kevin McCulloch	8/1/2024	200,000	2.43	$206,024	(8.23)

(1)    The amount reported in this column reflects the grant date fair value of the stock appreciation right as determined under the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements in accordance with ASC 718. For a discussion of the assumptions and methodologies used to value the award, please see the discussion of option awards contained in the notes to the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2024, filed with the SEC on March 6, 2025.
(2) Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (a closing price of $2.43 on August 1, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information (a closing price of $2.23 on August 5, 2024). We have assumed for purposes of this table that the Form 8-K filed with the SEC within four business days after the grants as including material nonpublic information for purposes of this table.
John P. Shannon [Member]
Awards Close in Time to MNPI Disclosures
Name	John Shannon
Underlying Securities | shares	300,000
Exercise Price | $ / shares	$ 2.43
Fair Value as of Grant Date | $	$ 309,037
Underlying Security Market Price Change	(0.0823)
Kevin McCulloch [Member]
Awards Close in Time to MNPI Disclosures
Name	Kevin McCulloch
Underlying Securities | shares	200,000
Exercise Price | $ / shares	$ 2.43
Fair Value as of Grant Date | $	$ 206,024
Underlying Security Market Price Change	(0.0823)